CNV General Resolution N 622/13	12 Months Ended
Jun. 30, 2020
Cnv general resolution N 62213 [abstract]
CNV General Resolution N 622/13
31.	CNV General Resolution N° 622/13

As required by Section 1°, Chapter III, Title IV of CNV General Resolution N° 622/13, below there is a detail of the notes to the Consolidated Financial Statements that disclose the information required by the Resolution.

Exhibit A - Property, plant and equipment	Note 9 - Investment properties
Note 10 - Property, plant and equipment
Exhibit C - Equity investments	Note 8 - Investment in associates and joint ventures
Exhibit B - Intangible assets	Note 12 - Intangible assets
Exhibit D - Other investments	Note 14 - Financial instruments by category
Exhibit E - Provisions	Note 15 - Trade and other receivables
Note 20 - Provisions
Exhibit F - Cost of sales and services provided	Note 26 - Expenses by nature
Note 11 - Trading properties
Exhibit G - Foreign currency assets and liabilities	Note 32 - Foreign currency assets and liabilities